Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 1. Significant Accounting Policies

(a)	Basis of Presentation

Brookfield Residential Properties Inc. (the “Company” or “Brookfield Residential”) was incorporated in Ontario, Canada and became a public company on March 31, 2011 pursuant to the contribution of Brookfield Office Properties’ residential land and housing division (“BPO Residential”) and the merger of Brookfield Homes Corporation (“Brookfield Homes”) into a single residential land and housing company, which was achieved through a merger and series of related transactions completed on March 31, 2011 (the “Transactions”). Pursuant to the merger and contribution agreement entered into by the Company, Brookfield Homes, Brookfield Office Properties and Brookfield Residential Acquisition Corp. on October 4, 2010 in respect of the merger: (a) Brookfield Residential Acquisition Corp., a direct wholly-owned subsidiary of the Company, merged with and into Brookfield Homes, with the result that Brookfield Homes became a wholly-owned subsidiary of the Company; and (b) Brookfield Office Properties and certain of its subsidiaries contributed to the Company equity interests in certain entities that, prior to the completion of the Transactions, owned all or substantially all of the assets of BPO Residential. Each outstanding share of Brookfield Homes common stock was converted into 0.764900530 of a share of the Company’s common shares (“Common Shares”), and each outstanding share of Brookfield Homes 8% convertible preferred stock was converted into one share of the Company’s 8% Convertible Preferred Shares, Series A (“Preferred Shares”). In connection with the closing of the merger, the Corporation issued: (i) 51,500,000 Common Shares to Brookfield Office Properties, (ii) 8,685,066 Common Shares to holders of shares of Brookfield Homes’ common stock, and (iii) 70,002 Preferred Shares, to holders of Brookfield Homes’ 8% convertible preferred stock, which Preferred Shares are convertible into Common Shares in accordance with their terms, at an issue price of $25 per Preferred Share. In exchange for the contribution of BPO Residential, Brookfield Office Properties also received two promissory notes totalling C$480.0 million ($493.9 million) and Brookfield Residential Common Stock.

This transaction took place between entities under common control and, as a result, has been accounted for as continuity of interest using the carried amount of assets and liabilities of both Brookfield Office Properties’ residential land and housing division and Brookfield Homes for comparative purposes. The Company began trading on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BRP” on April 1, 2011.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the consolidated accounts of Brookfield Residential, its subsidiaries, investments in unconsolidated entities and variable interest entities in which the Company is the primary beneficiary. All intercompany accounts, transactions and balances have been eliminated upon consolidation.

All dollar amounts discussed herein are in U.S. dollars and in thousands, unless otherwise stated. Amounts in Canadian dollars are identified as “C$.”

(b)	Land and Housing Inventory

(i) Revenue recognition: Land sales are recognized when title passes to the purchaser upon closing, all material conditions of the sales contract have been met and a significant cash down payment or appropriate security is received and collectability is evident. Revenues from the sale of homes are recognized when title passes to the purchaser upon closing, wherein all proceeds are received or collectability is evident.

(ii) Carrying values: In accordance with the United States Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 360 Property, Plant and Equipment, land and housing assets owned directly by the Company and through its unconsolidated entities, are reviewed for recoverability on a regular basis and whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. To arrive at the estimated fair value of land and housing inventory, the Company estimates the cash flow for the life of each project. Specifically, on a land project, the Company estimates the timing of future land sales, the estimated revenue per lot, as well as estimated margins with respect to future land sales. On a housing project, the Company evaluates the margins on homes that have been closed, margins on sales contracts which are in backlog and estimated margins with regard to future home sales over the life of the project. For the land and housing inventory, the Company continuously evaluates projects where inventory is turning over more slowly than expected or whose average sales price and margins are declining and are expected to continue to decline. These projections take into account the specific business plans for each project and management’s best estimate of the most probable set of economic conditions anticipated to prevail in the market area. Such projections generally assume current home selling prices, cost estimates and sales rates for short-term projects are consistent with recent sales activity. For longer-term projects, planned sales rates for 2012 and 2013 generally assume recent sales activity and normalized sales rates beyond 2013. Management identifies potentially impaired land and housing projects based on these quantitative factors as well as qualitative factors obtained from the local market areas. If the future undiscounted cash flows are less than the carrying amount, the asset is considered to be impaired and is then written down to fair value less estimated selling costs using a discounted cash flow methodology which incorporates market participant assumptions.

The Company has also entered into a number of option contracts to acquire land or lots in the future in accordance with specific terms and conditions. The majority of the option contracts require a non-refundable cash deposit based on a percentage of the purchase price of the property. Option contracts are recorded at cost. In determining whether to pursue an option contract, the Company estimates the option primarily based upon the expected cash flows from the optioned property. If the intent is to no longer pursue an option contract, the Company records a charge to earnings of the deposit amounts and any other related pre-acquisition entitlement costs in the period the decision is made.

(iii) Capitalized costs: Capitalized costs include the costs of acquiring land, development and construction costs, interest, property taxes and overhead related to the development of land and housing. Direct costs are capitalized to individual homes and lots and other costs are allocated to each lot proportionately.

(c)	Unconsolidated Entities

The Company participates in a number of unconsolidated entities in which it has less than a controlling interest to develop and sell land to the unconsolidated entity members and other third parties. These unconsolidated entities are accounted for using the equity method. The Company recognizes its proportionate share of the earnings from the sale of lots to other third parties. The Company does not recognize earnings from the purchase of lots from its unconsolidated entities and reduces its cost basis of the land purchased accordingly.

(d)	Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the carrying amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant areas where judgment is applied include asset valuations, investments in unconsolidated entities, assessment of variable interest entities, tax provisions, warranty costs, valuation of financial instruments, deferred income tax assets and liabilities, accrued liabilities and contingent liabilities including litigation. Actual results could differ materially from these estimates.

(e)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, demand deposits, and all highly liquid short-term investments with original maturity less than 90 days. The carrying value of these investments approximates their fair value.

(f)	Restricted Cash

Restricted cash includes cash held on deposit with a financial institution in the form of collateral, required by terms outlined in the total return swap transaction entered into by the Company and the cash collateralization of development letters of credit.

(g)	Income Taxes

Income taxes are accounted for in accordance with ASC Topic 740 Income Taxes. Deferred tax assets and liabilities are determined based on temporary differences between the amounts reported for financial reporting purposes and the amounts deductible for income tax purposes. They are measured by using enacted tax rates expected to apply to taxable income in the years in which those differences are expected to reverse.

In accordance with ASC Topic 740, the Company assesses the realizability of its deferred tax assets. A valuation allowance must be established when, based upon available evidence, it is more-likely-than-not that all or a portion of the deferred tax assets will not be realized. The Company assesses, on a quarterly basis, its ability to realize its deferred tax asset.

Provisions (benefits) for federal and state income taxes are calculated on reported pretax earnings (losses) based on current tax law and also include, in the applicable period, the cumulative effect of any changes in tax rates from those used previously in determining deferred tax asset and liabilities. Such provisions (benefits) differ from the amounts currently receivable or payable because certain items of income and expense are recognized for financial reporting purposes in different periods than for income tax purposes. Significant judgment is required in determining income tax provisions (benefits) and evaluating tax positions. The Company establishes reserves for income taxes when, despite the belief that its tax positions are fully supportable, it believes that its positions may be challenged and disallowed by various tax authorities. The consolidated tax provision (benefits) and related accruals include the impact of such reasonably estimable disallowances as deemed appropriate. To the extent that the probable tax outcome of these matters changes, such changes in estimates will impact the income tax provision (benefit) in the period in which such determination is made.

Significant judgment is required in estimating valuation allowances for deferred tax assets. In accordance with ASC Topic 740, a valuation allowance is established against a deferred tax asset if, based on the available evidence, it is more-likely-than-not that such asset will not be realized. The realization of a deferred tax asset ultimately depends on the existence of sufficient taxable income in either the carryback or carryforward periods under tax law. On a quarterly basis, the Company assesses the need for valuation allowances for deferred tax assets based on ASC Topic 740’s more-likely-than-not realization threshold criterion. In the Company’s assessment, appropriate consideration is given to all positive and negative evidence related to the realization of the deferred tax assets. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative income and losses, forecasts of future profitability, the duration of statutory carryback or carryforward periods, its experience with operating loss and tax credit carryforwards being used before expiration and tax planning alternatives.

In accordance with ASC Topic 740, the Company assesses whether a valuation allowance should be established based on its determination of whether it is more-likely-than-not that some or all of the deferred tax assets will not be realized. The Company’s assessment of the need for a valuation allowance on its deferred tax assets includes assessing the following significant factors: an assessment of recent years’ profitability and losses which considers the nature, frequency, and severity of current and cumulative losses; management’s forecasts or expectation of profits based on margins and volumes expected to be realized (which are based on current pricing and volume trends); the long duration of ten to twenty years or more in all significant operating jurisdictions before the expiry of net operating losses, and taking into consideration that a substantial portion of the deferred tax asset is composed of deductible temporary differences that are not subject to an expiry period until realized under tax law.

The Company bases its estimate of deferred tax assets and liabilities on current tax laws and rates and, in certain cases, on business plans and other expectations about future outcomes. Changes in existing tax laws or rates could affect actual tax results, and future business results may affect the amount of deferred tax liabilities or the valuation of deferred tax assets over time. The Company’s accounting for deferred tax assets represents its best estimate of future events using the guidance provided by ASC Topic 740.

Due to uncertainties in the estimation process, particularly with respect to changes in facts and circumstances in future reporting periods (carryforward period assumptions), it is reasonably possible that actual results could differ from the estimates used in the Company’s historical analyses. The Company’s assumptions require significant judgment because the residential homebuilding industry is cyclical and is highly sensitive to changes in economic conditions. If the Company’s results of operations are less than projected and there is insufficient objectively verifiable evidence to support the likely realization of its deferred tax assets, a valuation allowance would be required to reduce or eliminate its deferred tax assets.

(h)	Share-Based Compensation

The Company accounts for stock option grants and deferred share unit grants in accordance with ASC Topic 718 Compensation-Stock Compensation. All stock options granted have exercise prices equal to the market value of the common shares on the date of the grant, determined in accordance with the Company’s management share option plan (“option plan”). Participants in the option plan can exercise their options to purchase shares at the exercise price as options vest. All options vest over a period of five years.

The Company records the fair value of options using a Black-Scholes option pricing model. Options have been recorded in additional paid-in capital in 2011 as a result of an amendment to existing stock option awards made under the Brookfield Homes 2002 stock option plan and the approval and adoption of the Brookfield Residential option plan. In addition, the Company records the deferred share units as a liability as disclosed in accounts payable and other liabilities. See Note 12 “Share-Based Compensation” for further discussion.

(i)	Foreign Currency Translation

The consolidated financial statements are presented in U.S. dollars, which is the functional currency of the Company and the presentation currency of the consolidated financial statements.

Assets and liabilities of subsidiaries or equity accounted investees having a functional currency other than the U.S. dollar are translated at the rate of exchange on the balance sheet date. Revenues and expenses are translated at average rates for the period, unless exchange rates fluctuated significantly during the period, in which case the exchange rates at the dates of the transaction are used. The resulting foreign currency translation adjustments are recognized in other comprehensive income (“OCI”).

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the date of the transactions. At the end of each reporting period, foreign currency denominated monetary assets and liabilities are translated to the functional currency using the prevailing rate of exchange at the balance sheet date. Gains and losses on translation of monetary items are recognized in the income statement as other income / (expense), except for those related to monetary liabilities qualifying as hedges of the company’s investment in foreign operations or certain intercompany loans to or from a foreign operation for which settlement is neither planned nor likely to occur in the foreseeable future, which are included in OCI.

(j)	Earnings Per Share

Earnings per share is computed in accordance with ASC Topic 260 Earnings Per Share. Basic earnings per share is calculated by dividing net earnings / (loss) attributable to Brookfield Residential less preferred share dividends by the weighted average number of common shares outstanding for the year. Diluted earnings / (loss) per share is calculated by dividing net income less preferred share dividends for the year by the average number of common shares outstanding including all potentially dilutive issuable shares under the option plan.

(k)	Advertising Costs

The Company expenses advertising costs as incurred and are included in the consolidated financial statements as selling, general and administrative expense.

(l)	Warranty Costs

Estimated future warranty costs are accrued and charged to cost of sales at the time the revenue associated with the sale of each home is recognized. Factors that affect the Company’s warranty liability include the number of homes sold, historical and anticipated rates of warranty claims, and cost per claim. Costs are accrued based upon historical experience.

(m)	Variable Interest Entities

The Company accounts for its variable interest entities (“VIEs”) in accordance with ASC Topic 810 Consolidation. The decision to consolidate a VIE begins with establishing that a VIE exists. A VIE exists when either the total equity investment at risk is not sufficient to permit the entity to finance its activities by itself, or the equity investor lacks one of three characteristics associated with owning a controlling financial interest. Those characteristics are the power to direct the activities of an entity that most significantly impacts the entity’s economic performance, the obligation to absorb the expected losses of the entity, and the right to receive the expected residual returns of the entity. The entity that has the power to direct the activities of a VIE that most significantly impacts the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE is considered to have a controlling financial interest in a VIE and is required to consolidate such entity. The Company has determined that it has a controlling financial interest in certain VIEs which are included in these financial statements as a component of “Land and housing inventory.” The interests of others included in accounts payable and other liabilities. See Notes 2 “Land and Housing Inventory” and 3 “Investments in Unconsolidated Entities” for further discussion on the consolidation of land option contracts and unconsolidated entities.

(n)	Derivative Financial Instruments and Hedging Activities

The Company accounts for its derivative and hedging activities in accordance with ASC Topic 815, Derivatives and Hedging. ASC Topic 815 requires the Company to recognize all derivative instruments at their fair values as either assets or liabilities on its balance sheet. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether the Company has designated it, and whether it qualifies, as part of a hedging relationship and on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that are attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (i.e. in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative changes in the present value of future cash flows of the hedged item, if any, is recognized in the realized and unrealized gain / (loss) on derivatives in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in realized and unrealized gain / (loss) on derivatives in the current earnings during the period of change. Income and/or expense from interest rate swaps are recognized as an adjustment to other (expense) / income. The Company accounts for income and expense from interest rate swaps over the period to which the payments and/or receipts relate.

(o)	Fair Value Instruments

The Financial Accounting Standard Board’s (“FASB”) authoritative guidance for fair value measurements establishes a three-level hierarchy based upon the inputs to the valuation model of an asset or liability. The fair value hierarchy and its application to the Company’s assets and liabilities, is as follows:

•	Level 1 – Valuation is based on quoted prices in active markets for identical assets and liabilities.

•

Level 2 – Valuation is determined from quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar instruments in markets that are not active, or by model-based techniques in which all significant inputs are observable in the market.

•

Level 3 – Valuation is derived from model-based techniques in which at least one significant input is unobservable and based on management’s estimates about the assumptions that market participants would use to value the asset or liability.

When available, the Company uses quoted market prices in active markets to determine fair value. The Company considers the principal market and non-performance risks associated with its counterparties when determining the fair value measurements, if applicable. Fair value measurements are used for its interest rate and equity swaps, as well as for inventories when events and circumstances indicate that the carrying value may not be recoverable.

(p)	Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which provides a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The guidance changes certain fair value measurement principles and expands the disclosure requirements particularly for Level 3 fair value measurements. The guidance is effective for the Company beginning January 1, 2012 and is to be applied prospectively. The adoption of this guidance, which relates primarily to disclosure, is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which requires an entity to report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but continuous statements. As permitted, the Company elected to prepare a single continuous statement. The adoption of this guidance, which relates to presentation only, did not impact the Company’s consolidated financial position, results of operations or cash flows.